Note 1 - Organization (Details Textual)		6 Months Ended	12 Months Ended
	Jul. 29, 2020	Jun. 30, 2020 USD ($) ft²	Dec. 31, 2019 USD ($) ft²	Dec. 31, 2016	Sep. 17, 2019 USD ($)	Jun. 30, 2019
Area of Real Estate Property (Square Foot) | ft²		374,926
Number of Real Estate Properties		132
Number of Limited Partnerships in which Company is Sole General Partner				1
Number of Limited Liability Companies				4
Percentage of Distributed Taxable Income to Qualify as REIT		90.00%	90.00%
Long-Term Debt, Maturity, Remainder of Fiscal Year		$ 7,032,975
Long-Term Debt, Maturity, Year One		$ 29,091,117	$ 29,166,847
Model Home [Member]
Number of Real Estate Properties		17	33			18
Mortgage Notes [Member]
Long-Term Debt, Maturity, Remainder of Fiscal Year		$ 7,000,000
Long-Term Debt, Maturity, Year One		29,100,000
Mortgage Notes [Member] | Model Home [Member]
Long-Term Debt, Maturity, Remainder of Fiscal Year		6,200,000
Long-Term Debt, Maturity, Year One			$ 12,300,000
Mortgage Notes [Member] | Commercial Property [Member]
Long-Term Debt, Maturity, Remainder of Fiscal Year		$ 900,000
Long-Term Debt, Maturity, Year One			$ 16,900,000
Polar Multi-Strategy Master Fund [Member] | Notes Payable to Banks [Member]
Long-term Debt, Total					$ 14,000,000
Debt Instrument, Interest Rate, Stated Percentage					8.00%
Reverse Stock Split [Member] | Subsequent Event [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	2
Office/Industrial Properties [Member]
Area of Real Estate Property (Square Foot) | ft²		998,016	1,192,566
Retail Properties [Member]
Area of Real Estate Property (Square Foot) | ft²		131,722	131,722
Number of Real Estate Properties			4
Model Home Properties [Member]
Number of Real Estate Properties		132	136
Number of Limited Partnerships in which Company is Sole General Partner		5
Number of Limited Liability Companies		1